SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Option Outstanding	422,126	442,172
Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Option Outstanding	4,868,524
Weighed Averate Remaining Contractual Life (in years)	4 years 11 months 1 day
Weighted Average Exercise Price	$ 4.92
Number of Option Exercisable	3,804,189
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	$ 4.97
Common Stock Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable	0.40
Common Stock Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable	7.50
Preferred Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable	$ 24.97
Number of Option Outstanding	12,000
Weighed Averate Remaining Contractual Life (in years)	4 years 11 months 12 days
Number of Option Exercisable	12,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	$ 24.97
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Option Outstanding		110,859
Weighed Averate Remaining Contractual Life (in years)		5 years 6 months 3 days
Weighted Average Exercise Price	$ 24.97	$ 6.06
Number of Option Exercisable		22,524
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		$ 0.40
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable		0.40
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Exercisable		$ 7.50